UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement |_| adds new holding
                           entries.

Institutional Manager Filing this Report:

Name:      Archon Capital Management LLC

Address:   1301 5th Ave, Suite 3008
           Seattle, WA  98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:

/s/ Constantinos J. Christofilis      Seattle, WA          May 15, 2013
--------------------------------   ----------------    ----------------------
          [Signature]                 [City, State]             [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 25

Form 13F Information Table Value Total: $193,437
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                          FORM 13F INFORMATION TABLE
                                                         Archon Capital Management LLC
                                                                 March 31, 2013

COLUMN 1                      COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
8X8 INC NEW                   COM               282914100   25,888    3,779,199  SH           Sole      None     3,779,199
AKAMAI TECHNOLOGIES INC       COM               00971T101    8,600      243,500  SH           Sole      None       243,500
ALIGN TECHNOLOGY INC          COM               016255101      859       25,627  SH           Sole      None        25,627
BLUE NILE INC                 COM               09578R103      345       10,000  SH           Sole      None        10,000
CHINDEX INTERNATIONAL INC     COM               169467107   11,056      804,658  SH           Sole      None       804,658
CHIPOTLE MEXICAN GRILL INC    COM               169656105   25,125       77,100  SH           Sole      None        77,100
CYNOSURE INC                  CL A              232577205   17,704      676,499  SH           Sole      None       676,499
DATAWATCH CORP                COM NEW           237917208    5,099      339,921  SH           Sole      None       339,921
DSW INC                       CL A              23334L102    1,335       20,919  SH           Sole      None        20,919
E2OPEN INC                    COM               29788A104    5,125      257,000  SH           Sole      None       257,000
EGAIN COMMUNICATIONS          COM NEW           28225C806   10,250    1,183,552  SH           Sole      None     1,183,552
FIRST CASH FINL SVCS INC      COM               31942D107      268        4,600  SH           Sole      None         4,600
GLU MOBILE INC                COM               379890106    2,541      846,908  SH           Sole      None       846,908
HEALTHSTREAM INC              COM               42222N103   14,074      613,528  SH           Sole      None       613,528
INCONTACT INC                 COM               45336E109    7,651      945,737  SH           Sole      None       945,737
JOES JEANS INC                COM               47777N101    3,021    1,777,060  SH           Sole      None     1,777,060
MARCHEX INC                   CL B              56624R108   10,933    2,596,872  SH           Sole      None     2,596,872
PRGX GLOBAL INC               COM NEW           69357C503   11,134    1,602,005  SH           Sole      None     1,602,005
PROCERA NETWORKS INC          COM NEW           74269U203   10,714      901,078  SH           Sole      None       901,078
PROS HOLDINGS INC             COM               74346Y103    3,233      119,000  SH           Sole      None       119,000
RIVERBED TECHNOLOGY INC       COM               768573107    4,039      270,700  SH           Sole      None       270,700
SHOE CARNIVAL INC             COM               824889109    7,528      368,312  SH           Sole      None       368,312
SILVER SPRING NETWORKS INC    COM               82817Q103    1,560       90,000  SH           Sole      None        90,000
STAMPS COM INC                COM NEW           852857200    4,410      176,628  SH           Sole      None       176,628
ZELTIQ AESTHETICS INC         COM               98933Q108      948      248,077  SH           Sole      None       248,077




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